Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Sep. 29, 2016
07.31 Fidelity Series Small Cap Opportunities Fund F PRO-02 | Fidelity® Series Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.